Revenue - Schedule of Revenue Attributable to Commercial Customers by Product (Detail) - Commercial customers [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue from contracts with customers	€ 225,728	€ 178,663	€ 35,659
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	197,001	€ 178,663	€ 35,659
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	€ 28,727